Business Acquisitions - Purchase Price and Fair Value of Assets Acquired (Details) $ / shares in Units, $ in Thousands			3 Months Ended	6 Months Ended
	Dec. 27, 2018 USD ($)	May 14, 2018 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 13, 2018 USD ($)
Purchase Price
Excess of purchase price over fair value of net assets acquired					$ 62,959	$ 109,807	$ 109,807
Fair Value of Previously Held Equity Method Investment
Carrying value of previously held equity method investment prior to the close of the transaction					$ 832,295	$ 326,277
Maiden Re
Purchase Price
Cash paid	$ 286,375
Adjustment for the fair value of preexisting relationships	10,273
Purchase price	296,648
Net assets acquired at fair value	296,648
Excess of purchase price over fair value of net assets acquired	$ 0
KaylaRe
Purchase Price
Adjustment for the fair value of preexisting relationships		$ 37,169
Value of ordinary shares issued		414,750
Fair value of previously held equity method investment		336,137
Purchase price		788,056
Net assets acquired at fair value		746,320
Excess of purchase price over fair value of net assets acquired		$ 41,736
Fair Value of Enstar Ordinary Shares Issued
Number of Enstar ordinary shares issued (shares) | shares		2,007,017
Closing price of shares (dollars per share) | $ / shares		$ 206.65
Fair value of Enstar ordinary shares issued to shareholders of KaylaRe		$ 414,750
Fair Value of Previously Held Equity Method Investment
Price-to-book multiple		1.05
Fair value of previously held equity method investment prior to the close of the transaction		$ 336,137
Gain recognized on remeasurement of previously held equity method investment to fair value			$ 16,000	$ 16,007
KaylaRe
Fair Value of Previously Held Equity Method Investment
Carrying value of previously held equity method investment prior to the close of the transaction								$ 320,130